LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 10, 2022

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re: Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:

On behalf of the Trust and its series, Changebridge Capital Long/Short Equity ETF and Changebridge Capital Sustainable Equity ETF, attached please find Preliminary Proxy Statement Amendment No. 1 on Schedule 14A to respond to U.S. Securities and Exchange Commission comments of July 26, 2022 and to solicit shareholder approval of the following:

PROPOSAL 1:     To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Changebridge Capital LLC.

PROPOSAL 2:        To approve payment of accrued advisory fees to Changebridge Capital LLC for the advisory services it has provided and will continue to provide to each Fund for the period beginning on April 18, 2022 until the new investment advisory agreement is approved by shareholders and effective.

If you have any questions, please contact Josh Hinderliter at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary